Income taxes	12 Months Ended
Dec. 31, 2017
Income taxes
Income Tax

17. Income taxes

Income taxes consist of the following for the years reported:

Income tax (expense) benefit

	Year Ended December 31,
	2017	2016	2015
	(€ in thousands)
Current tax expense	--	(2)	--
Deferred tax (expense) benefit	(80)	--	(64)
Total	(80)	(2)	(64)

Deferred tax assets and liabilities

The components of net deferred income taxes at the end of the respective reporting periods were as follows:

SOURCES OF DEFERRED TAX ASSETS AND LIABILITIES

	December 31,
	2017		2016
	(€ in thousands)
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Trade receivables	6	(88)	9	(6)
Other receivables and current assets	26	(84)	--	(43)
Inventories	71	(4)
Property, Plant & Equipment	527	(374)	279	(484)
Non-current other assets	110		198	--
Current deferred income	1		58	--
Trade liabilities	22		45	(1)
Current financial liabilities	1,968		195	(13)
Current financial assets	12	(98)	--	--
Other current liabilities and provisions	73		7	(13)
Non-current deferred income	1,076		33	--
Non-current financial liabilities		(1,884)	91	(99)
Non-current financial assets	3		--	--
Non-current liabilities and provisions		(1,020)	1	--
Intangible assets		(1)	23	(3)
Tax losses carried forward	97		9	--
Valuation allowance	(505)		(286)	--
Tax assets (liabilities)	3,487	(3,555)	661	(662)
Set off of tax	(3,487)	3,489	(661)	661
Net tax	--	(66)	--	(1)

At December 31, 2017 voxeljet had gross loss carry‑forwards for corporation tax and trade tax losses of kEUR 20,481 and kEUR 20,100, respectively, for which no deferred taxes have been recognized. These tax losses can be carried forward without restriction for future offset against taxable profits. In addition, there are foreign tax loss carry‑forwards of kEUR 12,499, primarily related to our subsidiary in the UK.

Reconciliation of profit before income taxes to income tax

The reconciliation between profit before income taxes and income tax benefit (expense) for the reporting periods presented was as follows:

RECONCILIATION OF INCOME TAX BENEFIT (EXPENSE)

	Year Ended December 31,
	2017	2016	2015
	(€ in thousands)
Loss before tax	(8,445)	(11,311)	(9,530)
Tax expense at prevailing statutory rate (28%)	2,365	3,167	2,668
Non-deductible expenses	(326)	(170)	(47)
Non-taxable income	266	116	--
Tax-rate related differences	(139)	(128)	(259)
Unrecognized temporary differences and tax losses	(2,246)	(2,987)	(2,426)
Income tax expense	(80)	(2)	(64)